Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	[1]	74,895	74,656
Ordinary shares, shares outstanding	[1]	74,895	74,656

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025